UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) - USD ($)		12 Months Ended
	Apr. 16, 2024	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Unallocated Cash and Securities portion of Unallocated Reserve
Cash and cash equivalents		$ 23,980,448	$ 13,966,500
Distribution payable		(4,854,404)
Unallocated cash and cash equivalents		19,126,044	13,966,500
Reconciliation of Trust's Unallocated Reserve
Beginning Balance		11,438,217
Net Income (Loss)		18,983,336	5,309,085	$ 68,765,745
Distributions declared		(9,446,407)
Ending Balance		$ 20,975,146	$ 11,438,217
Distribution declared (in dollars per share)		$ 0.7200
Distributions declared per unit (in dollars per unit)		$ 0.35	$ 3.63	$ 2.86
Distributed cash payments		$ 4,592,003	$ 47,625,638	$ 37,523,229
Distributions payable per unit	$ 0.29	$ 0
Unallocated Reserve member
Reconciliation of Trust's Unallocated Reserve
Beginning Balance		$ 11,438,214	30,794,749	16,477,046
Net Income (Loss)		18,983,336	5,309,085	68,765,745
Distributions declared		(9,446,407)
Ending Balance		20,975,143	11,438,214	30,794,749
Trust Corpus
Reconciliation of Trust's Unallocated Reserve
Beginning Balance		3	3	3
Ending Balance		$ 3	$ 3	$ 3